Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	1,988,780
Maximum Aggregate Offering Price	$ 225,458,873
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,135.87
Amount of Securities Received | shares	3,824,578
Value of Securities Received, Per Share | $ / shares	58.95
Value of Securities Received	$ 225,458,873
Fee Note MAOP	$ 225,458,873
Offering Note

(1)	Rule 457(f) Fee Calculation Details

The amount in the "Amount Registered" column represents the estimated maximum number of shares of the Common shares, no par value per share, of Park National Corporation ("PRK," and such shares, the "PRK common stock"), that may be issued pursuant to the Agreement and Plan of Merger (the "merger agreement"), dated as of October 27, 2025, by and between PRK and First Citizens Bancshares, Inc. ("First Citizens"), pursuant to the merger described in the proxy statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Amount Registered" column is equal to (i) the sum of (A) the 3,702,594 shares of common stock, no par value per share, of First Citizens (the "voting common stock") and (B) 121,984 shares of Class A common stock, no par value per share, of First Citizens (the “Class A common stock,” and together with the voting common stock, the “First Citizens common stock”), outstanding as of December 4, 2025, or issuable or that may be cancelled or exchanged pursuant to the merger agreement, multiplied by (ii) the exchange ratio of 0.52 shares of PRK common stock for each share of First Citizens common stock

The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(f)(2) and 457(f)(3) thereunder. First Citizens is a private company, and the First Citizens common stock is currently quoted on the OTC Pink market operated by the OTC Markets Group under the trading symbol “FIZN.” The proposed maximum aggregate offering price is equal to the product of (x) $58.95, the book value per share of First Citizens common stock as of November 30, 2025, the most recent practicable date preceding this filing, and (y) 3,824,578, the estimated maximum number of securities of First Citizens that may be exchanged for PRK common stock, consisting of 3,824,578 shares of First Citizens common stock issued and outstanding.

Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.